Warrants (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Nov. 08, 2018	Dec. 31, 2017
Warrants to purchase common stock			172,000
Warrant exercise price			$ 2.40
Warrant expiration date			Nov. 07, 2021
Settlement of warrants			$ 81,353
Number of warrants granted		353,250
Warrant [Member]
Warrants to purchase common stock		353,250
Number of warrants granted		172,000